UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 May 14, 2009

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	104

Form13F Information Table Value Total:	152,986

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      823    16555 SH       SOLE          01        12955              3675
AT&T Corp.                     COM              00206R102     2817   111793 SH       SOLE          01       102463              9930
Allstate Corp.                 COM              020002101      310    16170 SH       SOLE          01        15870               345
Altria Group Inc               COM              02209s103      165    10300 SH       SOLE          01         4300              6000
American Express Co.           COM              025816109     1084    79527 SH       SOLE          01        70526              9101
Amgen Corp.                    COM              031162100     2626    53019 SH       SOLE          01        45869              7250
BLDRS Emerging Market 50 Index COM              09348r300      942    34410 SH       SOLE          01        32760              1850
BP PLC Spons ADR               COM              055622104     2627    65518 SH       SOLE          01        61423              4095
Bank of America Corp.          COM              060505104      709   103995 SH       SOLE          01        93493             11307
Bank of America Corp.          COM              060505104      111    16274 SH       SOLE                     4236             12038
Bank of America Corp.          COM              060505104       16   103995 SH       OTHER                                      2390
Bard (C.R.), Inc.              COM              067383109     1836    23025 SH       SOLE          01        22525               500
Berkshire Hathaway Class B     COM              084670207     3204     1136 SH       SOLE          01         1062                79
Best Buy Co., Inc.             COM              086516101     1380    36344 SH       SOLE          01        33189              3280
CVS/Caremark Corporation       COM              126650100     2801   101880 SH       SOLE          01        94205              8050
Caterpillar Inc.               COM              149123101     1412    50495 SH       SOLE          01        47615              3305
Chevron Corp.                  COM              166764100     3454    51365 SH       SOLE          01        47515              3850
Cisco Systems, Inc.            COM              17275r102     3004   179105 SH       SOLE          01       166405             14125
Coca Cola Co.                  COM              191216100     2371    53952 SH       SOLE          01        49400              4552
Colgate - Palmolive            COM              194162103      896    15185 SH       SOLE          01        14865               720
ConocoPhillips                 COM              20825c104     3478    88814 SH       SOLE          01        80702              8762
Costco Wholesale Corp.         COM              22160k105     3208    69263 SH       SOLE          01        61948              7520
Danaher Corporation            COM              235851102     1783    32878 SH       SOLE          01        30543              2585
Devon Energy Corporation       COM              25179m103     1711    38290 SH       SOLE          01        34820              3520
Diageo PLC ADR                 COM              25243Q205     2067    46185 SH       SOLE          01        44360              2075
Disney (Walt) Co.              COM              254687106     3065   168755 SH       SOLE          01       157505             12400
Dow Jones Dividend ETF (DVY)   COM              464287168      622    19875 SH       SOLE          01        16825              3400
Dresser-Rand Group             COM              261608103      511    23105 SH       SOLE          01        18070              5035
DuPont                         COM              263534109     1699    76070 SH       SOLE          01        71215              5490
Emerson Electric Co.           COM              291011104     1363    47684 SH       SOLE          01        43284              4700
Exxon Mobil Corp.              COM              30231G102     4522    66398 SH       SOLE          01        62949              3549
Exxon Mobil Corp.              COM              30231G102      186     2734 SH       SOLE                      300              2434
Exxon Mobil Corp.              COM              30231G102      545     8000 SH       OTHER                                      8000
Fiserv Incorporated            COM              337738108     2743    75227 SH       SOLE          01        69647              6255
General Electric Co.           COM              369604103     2627   259833 SH       SOLE          01       240132             20451
General Electric Co.           COM              369604103      127    12553 SH       SOLE                     2385             10168
General Electric Co.           COM              369604103      147    14500 SH       OTHER                                     14500
Goldman Sachs Group            COM              38141g104     1522    14352 SH       SOLE          01        13527               825
Goodrich Corporation           COM              382388106     1930    50950 SH       SOLE          01        48150              2900
Helmerich & Payne              COM              423452101     1000    43900 SH       SOLE          01        42100              2295
Hewlett Packard Co             COM              428236103     3728   116275 SH       SOLE          01       106470             10005
Home Depot Inc.                COM              437076102     2402   101941 SH       SOLE          01        80316             21625
Honeywell Intl Inc.            COM              438516106     1042    37389 SH       SOLE          01        35314              2325
Infosys Technologies           COM              456788108     2170    81495 SH       SOLE          01        75970              6200
Int'l Business Machines Corp.  COM              459200101     2288    23610 SH       SOLE          01        22580              1205
Intel Corp.                    COM              458140100     1076    71583 SH       SOLE          01        59783             11800
Intel Corp.                    COM              458140100        8      500 SH       SOLE                                        500
Intel Corp.                    COM              458140100      271    18000 SH       OTHER                                     18000
JP Morgan Chase & Co           COM              46625H100      364    13683 SH       SOLE          01        13619                64
Johnson & Johnson              COM              478160104     6796   129205 SH       SOLE          01       121930              8296
Johnson & Johnson              COM              478160104       67     1270 SH       SOLE                      245              1025
Johnson & Johnson              COM              478160104      226     4300 SH       OTHER                                      4300
Kraft Foods Inc                COM              50075n104     1074    48190 SH       SOLE          01        43562              5428
Lowe's Cos.                    COM              548661107      420    22994 SH       SOLE          01        22994               350
Medco Health Solutions         COM              58405u102     5266   127371 SH       SOLE          01       118571              8910
Medtronic, Inc.                COM              585055106     1339    45442 SH       SOLE          01        40012              5730
Mega Uranium Ltd.              COM              58516w104       85    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      680    25407 SH       SOLE          01        21007              4400
Microsoft Corp.                COM              594918104     1714    93314 SH       SOLE          01        84154              9160
Morgan Stanley                 COM              617446448     1707    74953 SH       SOLE          01        70794              4359
Murphy Oil Corp.               COM              626717102     2243    50090 SH       SOLE          01        44455              5635
Nike Inc. Cl B                 COM              654106103      366     7800 SH       SOLE          01         7800
Novo-Nordisk ADR               COM              670100205     1122    23395 SH       SOLE          01        21610              1835
Pepsico Inc.                   COM              713448108     1904    36994 SH       SOLE          01        32144              5200
Pfizer, Inc.                   COM              717081103     1512   111020 SH       SOLE          01       104150              7420
Pfizer, Inc.                   COM              717081103       75     5475 SH       SOLE                     2800              2675
Pfizer, Inc.                   COM              717081103       63     4600 SH       OTHER                                      4600
Phillip Morris Int'l           COM              718172109      280     7875 SH       SOLE          01         1819              6056
Procter & Gamble               COM              742718109     4856   103121 SH       SOLE          01        93806              9965
Schering-Plough                COM              806605101      212     8983 SH       SOLE          01         6583              2400
Schlumberger Ltd.              COM              806857108     1895    46650 SH       SOLE          01        44385              2365
Southern Co.                   COM              842587107      504    16467 SH       SOLE                     3600             12867
Southern Co.                   COM              842587107       15      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     2002    58800 SH       SOLE          01        53375              5425
Sysco Corp.                    COM              871829107      394    17275 SH       SOLE          01        15150              2125
TJX Companies Inc              COM              872540109     4135   161264 SH       SOLE          01       147689             13625
Teva Pharmaceutical Industries COM              881624209      415     9210 SH       SOLE          01         8950               335
Tim Hortons Inc                COM              88706M103     1186    46745 SH       SOLE          01        44175              2570
U. S. Bancorp                  COM              902973304     1502   102780 SH       SOLE          01       100305              2800
Union Pacific Corp.            COM              907818108      525    12780 SH       SOLE          01        11310              1470
United Parcel Service Cl B     COM              911312106     2528    51363 SH       SOLE          01        46293              5170
United Technologies Corp.      COM              913017109     3488    81143 SH       SOLE          01        74858              7060
United Technologies Corp.      COM              913017109       75     1750 SH       SOLE                     1000               750
United Technologies Corp.      COM              913017109      374     8700 SH       OTHER                                      8700
Varian Medical Systems         COM              92220P105      959    31510 SH       SOLE          01        30310              1325
Vanguard Short Term Bond Index COM              921937827     4229    53970 SH       SOLE          01        53970
Vanguard Short Term Bond Index COM              921937827      365     4635 SH       SOLE                     1350              3285
Vanguard Short Term Bond Index COM              921937827      197     2500 SH       OTHER                                      2500
Vanguard Total Bond Mkt Index  COM              921937835     2537    32880 SH       SOLE          01        32880
Verizon Communications         COM              92343v104      286     9459 SH       SOLE          01         8919               540
Wal-Mart Stores                COM              931142103      834    16011 SH       SOLE          01        14361              1950
Walgreen Co.                   COM              931422109      539    20748 SH       SOLE          01        20423               325
WellPoint Inc.                 COM              94973v107     1638    43150 SH       SOLE          01        40175              3750
Wells Fargo & Co.              COM              949746101      603    42373 SH       SOLE          01        40752              1621
Wells Fargo & Co.              COM              949746101       12      817 SH       SOLE                      300               517
Wells Fargo & Co.              COM              949746101      143    10059 SH       OTHER                                     10059
Wyeth                          COM              983024100      365     8481 SH       SOLE          01         6981              1500
iShares Trust MSCI EAFE Index  COM              464287465      336     8940 SH       SOLE          01         8940
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2362    23880 SH       SOLE          01        23880
iShares Trust Barcl. 1-3Yr Cr. COM              464288646      148     1500 SH       SOLE                                       1500
iShares Trust Barcl. 1-3Yr Cr. COM              464288646       99     1000 SH       OTHER                                      1000
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      561     6650 SH       SOLE          01         6650
iShares Trust Barcl. Agg. Bond COM              464287226     4843    47724 SH       SOLE          01        47724
iShares Trust Barcl. TIPS Bond COM              464287176       92      895 SH       SOLE          01          895